PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Allocation of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Allocation of plan assets
Total	R$ (4,043,954)	R$ (4,154,533)
Allocation of plan assets [Member]
Allocation of plan assets
Real estate investments	75,862	79,423
Loans to participants	15,654	16,669
Structured investments	2,320	2,077
Total	4,043,954	4,154,533
Allocation of plan assets [Member] | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	3,268,020	3,438,623
Allocation of plan assets [Member] | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	617,531	451,570
Allocation of plan assets [Member] | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	14,203	139,788
Allocation of plan assets [Member] | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	14,148	17,840
Allocation of plan assets [Member] | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	1,309	805
Allocation of plan assets [Member] | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	3,370	2,821
Allocation of plan assets [Member] | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	27,028	0
Allocation of plan assets [Member] | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	4,509	4,917
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Allocation of plan assets
Real estate investments	75,862	79,423
Loans to participants	15,654	16,669
Structured investments	2,320	2,077
Total	3,158,617	3,233,947
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	2,417,123	2,571,155
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	605,490	398,452
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	14,203	139,788
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	14,148	17,840
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	1,309	805
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	3,370	2,821
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	4,629	0
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	4,509	4,917
Post-retirement health plans
Allocation of plan assets
Real estate investments	0	0
Loans to participants	0	0
Structured investments	0	0
Total	885,337	920,586
Post-retirement health plans | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	850,897	867,468
Post-retirement health plans | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	12,041	53,118
Post-retirement health plans | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	0	0
Post-retirement health plans | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	0	0
Post-retirement health plans | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	0	0
Post-retirement health plans | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	0	0
Post-retirement health plans | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	22,399	0
Post-retirement health plans | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	R$ 0	R$ 0